Non-Current Assets Held For Sale (Details)				12 Months Ended
	Dec. 09, 2022 CLP ($)	Nov. 04, 2022 CLP ($)	Jul. 28, 2022 CLP ($) km² item	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
NON-CURRENT ASSETS HELD FOR SALE
Non-current assets or groups of assets for disposal classified as held for sale				$ 28,601,633,000
Impairment loss				$ 1,547,699,000	$ 32,898,854,000	$ 697,806,441,000
Enel Generacin Chile S.A. [Member]
NON-CURRENT ASSETS HELD FOR SALE
Ownership interest in subsidiary			99.09%	93.55%	93.55%
Sale price			$ 1,345,000
Area of transmission lines | km²			683
Area of domestic transmission system | km²			183
Area of zone D transmission system | km²			499
Area of zone c transmission system | km²			0.1
Area of dedicated transmission lines | km²			0.2
Number of substations owned | item			57
Number of substations owned by third parties | item			3
Gain (loss) on sale of subsidiary	$ 981,856,639,000
Santa Rosa Complex
NON-CURRENT ASSETS HELD FOR SALE
Non-current assets or groups of assets for disposal classified as held for sale				$ 28,601,633,000
Impairment loss				$ 2,286,438,000
Santa Rosa Complex | Enel Generacin Chile S.A. [Member]
NON-CURRENT ASSETS HELD FOR SALE
Number of properties classified as held for sale		4